UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2688

Name of Fund:  BlackRock Municipal Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                   (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 2.7%       $   8,095   Huntsville, Alabama, GO, Refunding, Series A, 5.25% due 2/01/2009 (j)                 $    8,405

Alaska - 1.6%            5,000   Alaska State Housing Financing Corporation, Collateralized Revenue Bonds
                                 (Veterans Mortgage Program), AMT, 3.43% due 12/01/2006 (f)                                 4,997

Arkansas - 3.2%         10,000   Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, GO,
                                 Series A, 5.25% due 8/01/2007                                                             10,144

California - 1.2%        3,650   Contra Costa County, California, M/F Housing Revenue Bonds (Pleasant Hill - Bart
                                 Transit), AMT, VRDN, Series A, 3.95% due 4/15/2046 (b)                                     3,650

Colorado - 2.4%          7,500   Colorado State, General Fund Revenue Bonds, RAN, 4.50% due 6/27/2007                       7,551

Florida - 8.0%          10,000   Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, Series A,
                                 5% due 7/01/2008                                                                          10,244
                        14,195   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                 10/01/2009 (a)(c)                                                                         14,986

Georgia - 7.7%           5,600   Catoosa County, Georgia, School District, GO, 4.25% due 8/01/2008 (h)                      5,674
                           220   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series DD,
                                 7% due 1/01/2008 (d)(h)                                                                      229
                         6,005   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series DD, 7%
                                 due 1/01/2008 (h)                                                                          6,253
                        11,905   Georgia State, GO, Series B, 5% due 3/01/2008                                             12,159

Illinois - 2.8%          5,390   Du Page County, Illinois, Transportation Revenue Refunding Bonds, 4.50% due
                                 1/01/2009 (j)                                                                              5,503
                         3,275   Illinois State, GO, First Series, 5.50% due 8/01/2007                                      3,328

Louisiana - 3.9%         4,200   Louisiana HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 3.87% due 11/28/2008 (b)             4,200
                         8,200   Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.614% due
                                 4/30/2007 (b)                                                                              8,200

Massachusetts - 3.4%     8,505   Massachusetts State, Consolidated Loan, GO, Series C, 5% due 5/01/2008 (k)                 8,699
                         2,000   Massachusetts State, GO, Refunding, Series A, 5.50% due 2/01/2009 (h)                      2,088

Minnesota - 3.2%         2,500   Lakeville, Minnesota, Independent School District Number 194, GO,
                                 Refunding, Series B, 4% due 2/01/2007 (i)                                                  2,504
                         7,385   Minnesota State, GO, Refunding, 5% due 8/01/2007                                           7,478

Nevada - 2.1%            6,500   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, AMT, Series
                                 B-1, 5% due 7/01/2008                                                                      6,635



Portfolio Abbreviations


To simplify the listings of BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.'s portfolio holdings in the
Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
GO         General Obligation Bonds
HFA        Housing Finance Agency
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RAN        Revenue Anticipation Notes
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006 (concluded)                                                       (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
New Jersey - 1.6%    $   5,000   New Jersey State Transportation Trust Fund Authority, Transportation System
                                 Revenue Bonds, Series A, 5.125% due 12/15/2006 (a)(h)                                 $    5,116

New Mexico - 1.8%        5,685   New Mexico State, Severance Tax Bonds, Series A, 5% due 7/01/2008 (h)                      5,829

New York - 3.8%         11,565   Long Island Power Authority, New York, Electric System Revenue Bonds, Series C,
                                 5.50% due 3/01/2008 (a)                                                                   11,883

North Carolina - 2.5%    7,725   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series
                                 B, 5.875% due 1/01/2007 (a)(h)                                                             7,924

Ohio - 1.5%              4,400   Ohio State Building Authority, State Facilities Revenue Bonds (Administrative
                                 Building Fund Projects), Series A, 5.375% due 10/01/2008 (a)                               4,599

Oklahoma - 2.4%          4,150   Tulsa County, Oklahoma, Industrial Authority, Capital Improvements Revenue Bonds,
                                 Series D, 5% due 7/01/2009 (j)                                                             4,305
                         3,300   Tulsa Oklahoma, Public Facilities Authority, Capital Improvement Revenue Bonds,
                                 Series A, 4.375% due 6/01/2008 (c)                                                         3,346

Pennsylvania - 5.1%      5,500   Allegheny County, Pennsylvania, Port Authority, Special Revenue Transportation
                                 Bonds, 6.375% due 3/01/2009 (a)(h)                                                         5,901
                         4,750   Allegheny County, Pennsylvania, Port Authority, Special Revenue Transportation
                                 Bonds, 6.375% due 3/01/2009 (a)(h)                                                         5,096
                         5,000   Pennsylvania State, GO, Refunding, Third Series, 5% due 7/01/2009                          5,192

South Carolina - 2.9%    4,590   Aiken County, South Carolina, Consolidated School District, GO, Refunding, 5%
                                 due 3/01/2009                                                                              4,748
                         2,160   Hilton Head Island, South Carolina, Public Facility Corporation, COP (Beach
                                 Preservation Fee Pledge), 5% due 8/01/2008 (h)                                             2,216
                         2,240   Hilton Head Island, South Carolina, Public Facility Corporation, COP (Beach
                                 Preservation Fee Pledge), 5% due 8/01/2009 (h)                                             2,327

Tennessee - 6.6%        11,500   Metropolitan Government of Nashville and Davidson County, Tennessee, Health and
                                 Education Facilities Board Revenue Refunding Bonds (Ascension Health Credit), VRDN,
                                 Series B-1, 3.72% due 11/15/2031 (b)                                                      11,509
                         4,000   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5% due
                                 9/01/2009                                                                                  4,140
                         5,000   Tennessee State Local Development Authority Revenue Bonds (Student Loan Programs),
                                 BAN, Series A, 5% due 5/17/2007                                                            5,044

Texas - 11.8%            5,000   Harris County, Texas, Toll Road Revenue Refunding Bonds, Series B-2, 5% due
                                 8/15/2021 (e)                                                                              5,170
                        14,000   Matagorda County, Texas, Navigation District Number 1, PCR (Central Power and Light
                                 Company), Refunding, VRDN, Series A, 4.55% due 11/01/2029 (b)                             14,007
                         2,200   Montgomery County, Texas, Unlimited Tax Adjustable Rate Road, GO, VRDN, Series B, 5%
                                 due 3/01/2028 (b)(j)                                                                       2,254
                         2,790   North Texas Thruway Authority, Dallas North Thruway System, Revenue Refunding Bonds,
                                 Series B, 5% due 1/01/2038 (c)                                                             2,858
                         4,920   San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, 5.25% due 2/01/2007          4,948
                         2,500   San Antonio, Texas, Electric and Gas System, Junior Lien Revenue Bonds, 3.55% due
                                 12/01/2027                                                                                 2,498
                         5,455   Texas State Transportation Commission, First Tier Revenue Bonds, 5% due 4/01/2008          5,572

Virginia - 3.9%          7,050   Virginia State Public Building Authority, Public Facilities Revenue Bonds, Series A,
                                 5% due 8/01/2009                                                                           7,329
                         4,885   Virginia State Public School Authority, School Financing Revenue Bonds, Series B, 5%
                                 due 8/01/2008 (a)                                                                          5,058

Washington - 5.6%          445   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                 Station), Series A, 5.25% due 7/01/2008 (c)(d)                                               458
                         9,940   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                 Station), Series A, 5.25% due 7/01/2009                                                   10,377
                         6,810   Washington State, GO, Series A, 5% due 7/01/2008 (e)                                       6,980

Wisconsin - 3.1%         2,635   Wisconsin State, GO, Series E, 4.50% due 5/01/2008                                         2,674
                         6,890   Wisconsin State, Transportation Revenue Bonds, Series B, 4.50% due 7/01/2009 (c)           7,064

Puerto Rico - 2.2%       7,000   Government Development Bank of Puerto Rico Revenue Bonds, VRDN, 5% due
                                 10/10/2006 (b)                                                                             7,000

                                 Total Municipal Bonds (Cost - $305,870) - 97.0%                                          306,349


                        Shares
                          Held   Short-Term Securities
                         3,304   Merrill Lynch Institutional Tax-Exempt Fund, 3.54% (g)(l)                                  3,304

                                 Total Short-Term Securities (Cost - $3,304) - 1.0%                                         3,304

                                 Total Investments (Cost - $309,174*) - 98.0%                                             309,653
                                 Other Assets Less Liabilities - 2.0%                                                       6,204
                                                                                                                       ----------
                                 Net Assets - 100.0%                                                                   $  315,857
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $       309,174
                                                    ===============
    Gross unrealized appreciation                   $           623
    Gross unrealized depreciation                             (144)
                                                    ---------------
    Net unrealized appreciation                     $           479
                                                    ===============


(a) Prerefunded.

(b) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(c) AMBAC Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FNMA/GNMA Collateralized.

(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                              Net              Dividend
    Affiliate                               Activity            Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                       $   (21,340)         $    139


(h) MBIA Insured.

(i) XL Capital Insured.

(j) FSA Insured.

(k) CIFG Insured.

(l) Represents the current yield as of September 30, 2006.



BlackRock Municipal Insured Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                   (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 2.3%       $   3,020   Alabama Water Pollution Control Authority Revenue Bonds, 5.75% due 8/15/2018 (a)      $    3,249
                        10,000   Lauderdale County and Florence, Alabama, Health Care Authority Revenue
                                 Refunding Bonds (Coffee Health Group), Series A, 6% due 7/01/2029 (b)                     10,907
                         7,000   University of Alabama, University Revenue Bonds (Birmingham), 6% due
                                 10/01/2009 (c)(f)                                                                          7,485

Arkansas - 0.4%          4,000   University of Arkansas, University Revenue Bonds (Various Facilities-Fayetteville
                                 Campus), 5% due 12/01/2027 (c)                                                             4,181

California - 20.0%      10,680   California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                 Series 878Z, 6.619% due 12/01/2009 (b)(i)                                                 12,272
                         2,075   California State Department of Veteran Affairs, Home Purpose Revenue Refunding
                                 Bonds, Series A, 5.35% due 12/01/2027 (a)                                                  2,218
                         2,795   East Side Union High School District, California, Santa Clara County, GO (Election
                                 of 2002), Series D, 5% due 8/01/2017 (h)                                                   3,033
                         3,480   East Side Union High School District, California, Santa Clara County, GO (Election
                                 of 2002), Series D, 5% due 8/01/2022 (h)                                                   3,723
                         5,170   Fresno, California, Unified School District, GO (Election of 2001), Series D, 5%
                                 due 8/01/2027 (b)                                                                          5,488
                         5,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.50% due 6/01/2013 (c)(f)                                        5,552
                         5,000   Los Angeles, California, GO, Series A, 5% due 9/01/2019 (b)                                5,283
                        24,465   Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                                 5% due 1/01/2028 (c)                                                                      25,796
                        21,130   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (b)      22,279
                         6,680   Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                 Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                 7/01/2021 (a)                                                                              7,190
                         8,965   Modesto, California, Schools Infrastructure Financing Agency,
                                 Special Tax Bonds, 5.50% due 9/01/2036 (a)                                                 9,781


Portfolio Abbreviations


To simplify the listings of BlackRock Municipal Insured Fund of BlackRock Municipal Bond Fund, Inc.'s portfolio holdings in the
Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family



BlackRock Municipal Insured Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006 (concluded)                                                       (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
California           $  12,040   Mount Diablo, California, Unified School District, GO (Election of 2002),
(concluded)                      5% due 7/01/2027 (c)                                                                  $   12,630
                         6,440   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                            7,115
                        11,685   Rialto, California, Unified School District, GO, Series A, 6.24% due
                                 6/01/2025 (c)(l)                                                                           5,109
                         5,000   Roseville, California, Joint Union High School District, GO (Election of 2004),
                                 Series A, 5% due 8/01/2029 (c)                                                             5,268
                         5,075   Sacramento, California, Unified School District, GO (Election of 1999), Series B,
                                 5% due 7/01/2026 (c)                                                                       5,323
                         2,685   San Diego, California, Community College District, GO (Election of 2002), 5% due
                                 5/01/2030 (e)                                                                              2,837
                         3,000   San Diego, California, Unified School District, GO (Election of 1998), Series G,
                                 5% due 7/01/2028 (e)                                                                       3,181
                         4,645   San Diego, California, Unified School District, GO (Election of 1998), Series G,
                                 5% due 7/01/2029 (e)                                                                       4,918
                         3,495   San Diego County, California, COP (Edgemoor Project and Regional System), Refunding,
                                 5% due 2/01/2027 (a)                                                                       3,670
                         3,700   San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                 9/01/2030 (b)                                                                              3,881
                        10,055   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                 due 7/01/2035 (e)                                                                         11,203
                         2,755   Tahoe Truckee, California, Unified School District, GO (School Facilities Improvement
                                 District Number 2), Series A, 5.25% due 8/01/2029 (b)                                      2,944
                         7,980   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (e)                8,279
                         9,330   Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community
                                 Facilities District Number 97-1), Series A, 5% due 9/01/2038 (e)                           9,648

Colorado - 2.7%         19,250   Aurora, Colorado, COP, 6% due 12/01/2010 (a)(f)                                           21,016
                         4,000   Logan County, Colorado, Justice Center Finance Corporation, COP, 5.50% due
                                 12/01/2020 (b)                                                                             4,318

Florida - 0.8%           5,500   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (c)       5,625
                         1,600   West Coast Regional Water Supply Authority, Florida, Capital Improvement Revenue
                                 Bonds, 10.40% due 10/01/2010 (a)(f)                                                        1,778

Georgia - 3.9%          20,000   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE, 7%
                                 due 1/01/2025 (a)                                                                         27,120
                            90   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                 6.40% due 1/01/2011 (a)(f)                                                                   100
                           490   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                 6.40% due 1/01/2013 (a)(g)                                                                   552
                         8,420   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                 6.40% due 1/01/2013 (a)                                                                    9,457

Illinois - 1.2%          8,845   Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 845-Z, 7.898% due 1/01/2012 (b)(h)(i)                                              10,980

Kansas - 0.6%            5,145   Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health Center), 5.50% due
                                 8/15/2020 (e)                                                                              5,519

Louisiana - 0.9%         2,500   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                 Series B, 5% due 6/01/2022 (a)                                                             2,674
                         5,000   New Orleans, Louisiana, GO (Public Improvements), 5.25% due 12/01/2029 (a)                 5,338

Maryland - 1.9%         10,820   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, RIB, Series 1252X,
                                 6.50% due 9/01/2039 (h)(i)                                                                12,556
                         4,400   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                 (University of Maryland Medical System), Series B, 7% due 7/01/2022 (c)                    5,767

Massachusetts - 4.7%     4,000   Massachusetts State HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                 5.60% due 1/01/2045 (e)                                                                    4,248
                        15,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (e)                                                            15,870
                        10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                 1/01/2014 (c)(f)                                                                          10,951
                        12,250   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                 1/01/2014 (c)(f)                                                                          13,415
Michigan - 0.8%          6,170   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 858Z, 6.899% due 12/01/2011 (h)(i)                                             7,099

Minnesota - 1.6%         5,860   Delano, Minnesota, Independent School District Number 879, GO, Series A, 5.875%
                                 due 2/01/2025 (e)                                                                          6,368
                         3,735   Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A, 5.65%
                                 due 2/01/2020 (b)                                                                          4,033
                         4,440   Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A, 5.70%
                                 due 2/01/2021 (b)                                                                          4,794

Mississippi - 1.3%       1,320   Harrison County, Mississippi, Wastewater Management District, Revenue Refunding Bonds
                                 (Wastewater Treatment Facilities), Series A, 8.50% due 2/01/2013 (c)                       1,660
                        10,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Forrest County
                                 General Hospital Project), 6% due 1/01/2030 (e)                                           10,819

Missouri - 2.4%         12,990   Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                                 5.50% due 9/01/2013 (b)                                                                   13,392
                         9,000   Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                                 5.50% due 9/01/2014 (b)                                                                    9,273

Nevada - 5.6%           10,690   Clark County, Nevada, School District, GO, Series D, 5% due 6/15/2017 (b)                 11,517
                        40,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 6/01/2017 (b)                                                              41,046

New Jersey - 11.1%       6,810   Cape May County, New Jersey, Industrial Pollution Control Financing Authority,
                                 Revenue Refunding Bonds (Atlantic City Electric Company Project), Series A, 6.80%
                                 due 3/01/2021 (b)                                                                          8,865
                         3,125   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2021 (e)                                          3,603
                         8,310   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2022 (e)                                          9,576
                         4,340   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2023 (e)                                          5,001
                         5,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2027 (b)      5,272
                        23,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (b)                                                                             24,677
                         5,760   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2015 (a)(f)                                                   6,255
                         9,570   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2015 (e)(f)                                                  10,392
                         4,240   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2018 (a)                                                      4,573
                        11,530   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (e)                                                     12,392
                        13,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (e)                                                                             14,265

New Mexico - 1.2%       10,400   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (b)                                                        11,270

New York - 15.2%           145   New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (e)                    148
                        11,495   New York City, New York, GO, Series C, 5.625% due 3/15/2012 (f)(h)                        12,677
                             5   New York City, New York, GO, Series C, 5.625% due 3/15/2018 (h)                                5
                        10,000   New York City, New York, GO, Series E, 5% due 11/01/2017 (e)                              10,785
                        18,000   New York City, New York, GO, Series I, 6% due 4/15/2012 (e)                               18,405
                         6,965   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1133Z, 6.44% due 10/15/2012 (a)(i)                                         8,162
                        16,905   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2020 (b)                                                           18,178
                        15,650   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                           16,486
                        11,795   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (b)                                              12,719
                         9,110   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5.25% due 3/15/2034 (c)                                    9,733
                             5   Niagara Falls, New York, GO, Public Improvement, 6.90% due 3/01/2024 (b)                       5
                        22,500   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                   24,145
                        10,755   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2020 (c)                                                                   11,744

North Carolina - 0.3%    3,120   North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due
                                 1/01/2022 (a)                                                                              3,226

North Dakota - 0.3%      2,880   North Dakota State, HFA, Revenue Bonds (Housing Finance Program), Series C, 5.30%
                                 due 7/01/2022 (a)                                                                          2,963

Oklahoma - 0.7%          2,680   Oklahoma State Industries Authority, Health System Revenue Refunding Bonds (Integris
                                 Obligated Group), Series A, 6.25% due 8/15/2009 (b)(f)                                     2,894
                         3,705   Oklahoma State Industries Authority, Health System Revenue Refunding Bonds (Integris
                                 Obligated Group), Series A, 6.25% due 8/15/2016 (b)                                        3,984

Oregon - 1.5%            8,700   Oregon State Department, Administrative Services, COP, Series A, 6.25% due
                                 5/01/2010 (a)(f)                                                                           9,561
                         3,865   Port of Portland, Oregon, Airport Revenue Refunding Bonds (Portland International
                                 Airport), AMT, Series 7-B, 7.10% due 1/01/2012 (b)(f)                                      4,447

Pennsylvania - 2.7%      5,765   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due
                                 5/15/2020 (b)(g)                                                                           6,944
                         4,420   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                 Transformation), Series A, 5.50% due 4/15/2020 (c)                                         4,792
                        12,010   Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (e)                           13,315

Rhode Island - 0.8%      6,815   Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                 Series B, 6% due 7/01/2010 (c)(f)                                                          7,457

Texas - 5.1%            17,975   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 202, 7.903% due 11/01/2028 (c)(i)                                                  20,196
                        10,500   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 6.429% due
                                 8/15/2009 (e)(i)                                                                          11,520
                         7,025   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1172-Z, 6.44% due
                                 8/15/2009 (e)(i)                                                                           7,675
                         3,500   Houston, Texas, Water Conveyance System Contract, COP, Series J, 6.25% due
                                 12/15/2013 (a)                                                                             4,030
                         2,085   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.45% due 9/01/2023 (b)(d)                                                  2,166
                         2,725   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.50% due 3/01/2026 (b)(d)                                                  2,832

Utah - 1.8%              9,535   Utah Transit Authority, Sales Tax and Transportation Revenue Bonds (Salt Lake
                                 County Light Rail Transit Project), 5.375% due 12/15/2007 (e)(f)                           9,834
                         2,515   Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                                 5.75% due 10/01/2015 (a)                                                                   2,708
                         3,770   Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                                 6% due 10/01/2020 (a)                                                                      4,087

Washington - 0.8%        7,225   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                        7,738

West Virginia - 1.3%    12,250   Pleasants County, West Virginia, PCR, Refunding (Potomac-Pleasants), Series C,
                                 6.15% due 5/01/2015 (a)                                                                   12,474

Wisconsin - 1.3%         9,000   Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds (Midwest Energy
                                 Resources), Series E, 6.90% due 8/01/2021 (c)                                             11,761
                           670   Wisconsin State, GO, AMT, Series B, 6.50% due 5/01/2025 (b)                                  672

                                 Total Municipal Bonds (Cost - $850,975) - 95.2%                                          898,335


                        Shares
                          Held   Mutual Funds
                           300   BlackRock California Insured Municipal 2008 Term Trust, Inc. (j)                           4,590
                           810   BlackRock Insured Municipal 2008 Term Trust, Inc. (j)                                     12,555
                           205   BlackRock Insured Municipal Term Trust, Inc. (j)                                           1,999

                                 Total Mutual Funds (Cost - $21,127) - 2.0%                                                19,144


                                 Short-Term Securities
                         3,517   Merrill Lynch Institutional Tax-Exempt Fund, 3.54% (j)(k)                                  3,517

                                 Total Short-Term Securities (Cost - $3,517) - 0.4%                                         3,517

                                 Total Investments (Cost - $875,619*) - 97.6%                                             920,996
                                 Other Assets Less Liabilities - 2.4%                                                      23,024
                                                                                                                       ----------
                                 Net Assets - 100.0%                                                                   $  944,020
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                    $     875,756
                                                      =============
    Gross unrealized appreciation                     $      47,436
    Gross unrealized depreciation                           (2,196)
                                                      -------------
    Net unrealized appreciation                       $      45,240
                                                      =============


(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) Prerefunded.

(g) Escrowed to maturity.

(h) XL Capital Insured.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Dividend
    Affiliate                                   Activity        Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                                1,787       $     63
    BlackRock California Insured
    Municipal 2008 Term Trust, Inc.                    -       $     58
    BlackRock Insured Municipal 2008
    Term Trust, Inc.                                   -       $    170
    BlackRock Insured Municipal
    Term Trust, Inc.                                   -       $     19


(k) Represents the current yield as of September 30, 2006.

(l) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

o Forward interest rate swaps outstanding as of September 30, 2006 were as follows:

                                                   Notional     Unrealized
                                                    Amount     Depreciation

    Pay a fixed rate of 3.856% and receive a floating rate based on 1-week Bond Market
    Association Rate

    Broker, JPMorgan Chase
    Expires December 2016                         $   47,300     $    (492)



BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                   (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 1.0%       $   3,820   Alabama Incentives Financing Authority, Special Obligation Revenue Refunding
                                 Bonds, Series A, 6% due 10/01/2029 (c)                                               $     4,131
                         3,525   Jefferson County, Alabama, Public Building Authority, Lease Revenue Bonds,
                                 5.125% due 4/01/2021 (c)                                                                   3,816
                           500   Mobile, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series A, 6.35% due 5/15/2016                    534
                         2,500   Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series A, 6.70% due 2/01/2018                  2,698
                         3,400   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                 due 8/01/2036                                                                              3,459

Alaska - 0.4%            1,150   Alaska State Housing Financial Corporation, General Mortgage Revenue Refunding,
                                 Series A, 6% due 6/01/2027 (f)                                                             1,175
                         1,760   Anchorage, Alaska, School, GO, Series B, 5.875% due 12/01/2010 (e)(j)                      1,917
                         2,100   Anchorage, Alaska, School, GO, Series B, 5.875% due 12/01/2010 (e)(j)                      2,287

Arizona - 2.4%           4,000   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                             4,415
                           730   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                 6.125% due 4/01/2007 (j)                                                                     754
                           270   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                 6.125% due 4/01/2018                                                                         278
                         3,100   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.75% due 7/01/2029                                                  3,113
                         1,625   Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds (Catholic
                                 Healthcare West Project), Series A, 5% due 7/01/2021                                       1,652
                         1,000   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public
                                 Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026                     1,026
                           430   Peoria, Arizona, Improvement District Number 8401, Special Assessment Bonds Number
                                 8802, 7.20% due 1/01/2010                                                                    438
                           510   Peoria, Arizona, Improvement District Number 8401, Special Assessment Bonds Number
                                 8802, 7.20% due 1/01/2013                                                                    519
                           190   Peoria, Arizona, Improvement District, Special Assessment Bonds Number 8801, 7.30%
                                 due 1/01/2009                                                                                193


Portfolio Abbreviations


To simplify the listings of BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc.'s portfolio holdings in the
Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
CARS       Complementary Auction Rate Securities
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
ROLS       Reset Option Long Securities
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006 (concluded)                                                       (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Arizona               $    395   Peoria, Arizona, Improvement District, Special Assessment Bonds Number 8801,
(concluded)                      7.30% due 1/01/2011                                                                  $       402
                         2,330   Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities, Excise
                                 Tax Revenue Bonds, 5.75% due 7/01/2016 (e)                                                 2,520
                         3,685   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           3,761
                           500   Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities
                                 Project), AMT, 6.25% due 6/01/2026                                                           549
                           432   Prescott Valley, Arizona, Improvement District, Special Assessment Bonds (Sewer
                                 Collection System Roadway Repair), 7.90% due 1/01/2012                                       444
                         1,500   Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds,
                                 5% due 1/01/2032                                                                           1,523
                         3,515   Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care
                                 Tucson Inc. Project), Series A, 6.125% due 7/01/2024 (m)                                   3,806
                         3,180   University of Arizona, COP, Refunding, Series A, 5.50% due 6/01/2018 (c)                   3,455
                         1,000   University of Arizona, COP (University of Arizona Parking and Student Housing),
                                 5.75% due 6/01/2009 (c)(j)                                                                 1,056
                         3,000   Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                  3,256
                         2,125   Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                  2,223

Arkansas - 0.1%             30   Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), Series H, 6.15% due 7/01/2016 (i)                       31
                           250   Arkansas State Student Loan Authority Revenue Bonds, AMT, Sub-Series B, 7.25%
                                 due 6/01/2009                                                                                261
                           200   Jonesboro, Arkansas, Residential Housing and Health Care Facilities Board, Hospital
                                 Revenue Refunding Bonds (Saint Bernards Regional Medical Center), Series B, 5.90%
                                 due 7/01/2016 (c)                                                                            204
                           250   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                                 (Baptist Health), 5.50% due 7/01/2016                                                        259
                           500   Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds (International
                                 Paper Company Project), AMT, Series A, 6.70% due 8/01/2020                                   539
                           250   University of Central Arkansas, Housing System Revenue Bonds, 6.50% due
                                 1/01/2010 (h)(j)                                                                             276

California - 14.2%       2,500   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6%
                                 due 7/01/2018                                                                              2,715
                        19,200   Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds (San
                                 Francisco Bay Area), Series F, 5% due 4/01/2031                                           20,332
                         5,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Refunding Bonds (Waste Management Inc. Project), AMT, Series A, 5% due 1/01/2022           5,174
                            35   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), AMT, Series D, Class 5, 6.70% due 5/01/2029 (i)(l)      35
                           130   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Refunding
                                 Bonds (Mortgage-Backed Securities Program), AMT, Series A-2, 7% due 9/01/2029 (i)(l)         131
                         5,000   California State, GO, 5.25% due 4/01/2029                                                  5,342
                           130   California State, GO, Refunding, 5.75% due 5/01/2030                                         139
                        10,000   California State, Various Purpose, GO, 5.25% due 11/01/2027                               10,682
                        14,100   California State, Various Purpose, GO, 5.50% due 11/01/2033                               15,485
                         9,880   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                             10,978
                         1,080   Chula Vista, California, Community Facilities District, Special Tax Bonds
                                 (Number 06-1, Eastlake Woods Area), Series A, 6.05% due 9/01/2020                          1,160
                         2,965   Chula Vista, California, Community Facilities District, Special Tax Bonds
                                 (Number 06-1, Eastlake Woods Area), Series A, 6.15% due 9/01/2026                          3,165
                         1,585   Contra Costa County, California, Special Tax Bonds (Community Facilities District
                                 Number 2001-01), 6% due 9/01/2026                                                          1,680
                         1,200   Contra Costa County, California, Special Tax Bonds (Community Facilities District
                                 Number 2001-01), 6.10% due 9/01/2031                                                       1,279
                         3,100   Elk Grove, California, Poppy Ridge Community Facilities, Number 3 Special Tax,
                                 Series 1, 6% due 9/01/2008 (j)                                                             3,255
                        10,000   Fremont, California, Unified School District, Alameda County, GO (Election of 2002),
                                 Series B, 5% due 8/01/2028 (h)                                                            10,608
                         1,500   Jurupa California Community Services District, Special Tax Bonds (Community
                                 Facilities District Number 19 - Eastvale), 5% due 9/01/2036                                1,502
                        14,250   Los Angeles, California, Unified School District, GO, ROLS, Series II-R- 625X-1,
                                 6.149% due 1/01/2028 (f)(n)                                                               15,800
                        12,730   Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                 Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5%
                                 due 7/01/2035 (c)                                                                         13,421
                         2,740   Pomona, California, Public Financing Authority, Revenue Refunding Bonds (Merged
                                 Redevelopment Project), Series A1, 5.75% due 2/01/2034                                     2,896
                         1,100   Poway, California, Unified School District, Special Tax Bonds (Community District
                                 Number 6), Series A, 6.05% due 9/01/2025                                                   1,155
                         2,695   Riverside, California, Improvement Bond Act of 1915, Special Assessment (Riverwalk
                                 Assessment District), 6.375% due 9/02/2026                                                 2,912
                         3,915   Roseville, California, Special Tax Bonds (Fiddyment Ranch Community Facilities
                                 Number 1), 5.125% due 9/01/2026                                                            3,956
                         1,250   Roseville, California, Special Tax (Stoneridge Community Facilities Number 1),
                                 6.20% due 9/01/2021                                                                        1,346
                         1,125   Roseville, California, Special Tax (Stoneridge Community Facilities Number 1),
                                 6% due 9/01/2025                                                                           1,193
                         2,500   Roseville, California, Special Tax (Stoneridge Community Facilities Number 1),
                                 6.30% due 9/01/2031                                                                        2,711
                         2,200   Sacramento, California, Special Tax (North Natomas Community Facilities), Series
                                 01-03, 6% due 9/01/2028                                                                    2,311
                         2,270   Sacramento, California, Special Tax (North Natomas Community Facilities), Series
                                 4-C, 6% due 9/01/2028                                                                      2,425
                        30,075   Sacramento County, California, Sanitation District Financing Authority, Revenue
                                 Bonds, Series A, 5% due 12/01/2035 (c)                                                    31,617
                        10,000   San Diego, California, Public Facilities Financing Authority, Subordinated Water
                                 Revenue Refunding Bonds, 5% due 8/01/2032 (f)                                             10,372
                        11,520   San Diego, California, Unified School District, GO (Election of 1998), Series F,
                                 5% due 7/01/2028 (h)                                                                      12,147
                         5,000   San Francisco California, City and County Redevelopment Agency Revenue Bonds
                                 (Community Facilities District Number 6 - Mission), 6% due 8/01/2021                       5,243
                         2,500   San Francisco, California, City and County Redevelopment Agency Revenue Bonds, GO
                                 (Community Facilities District Number 6 - Mission), Series A, 6% due 8/01/2025             2,619
                         1,075   San Francisco, California, Uptown Parking Corporation, Parking Revenue Bonds
                                 (Union Square), 6% due 7/01/2020 (f)                                                       1,195
                         3,680   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                 Facilities District Number 99), Series 1, 6.20% due 9/01/2020                              3,941
                         2,970   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                 Facilities District Number 99), Series 1, 6.25% due 9/01/2029                              3,181

Colorado - 2.4%          5,000   Arkansas River Power Authority, Colorado, Power Improvement Revenue Bonds, 5.25%
                                 due 10/01/2032 (k)                                                                         5,400
                           500   Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United Hospital
                                 Project), 6% due 12/01/2010 (j)(m)                                                           545
                           390   Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55% due 10/01/2016                  395
                           330   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                 due 4/01/2031                                                                                339
                           140   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2, 7.10%
                                 due 4/01/2017                                                                                144
                           950   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2, 7.25%
                                 due 10/01/2031                                                                               969
                            50   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-3, 6.80%
                                 due 11/01/2028                                                                                51
                           350   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series C-2, 7.25%
                                 due 10/01/2031 (b)                                                                           366
                           115   Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series A-3, 7.35% due
                                 10/01/2030                                                                                   119
                           525   Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3, 6.75% due
                                 10/01/2021 (b)                                                                               535
                           125   Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3, 7.15% due
                                 10/01/2030 (b)                                                                               127
                         2,500   Colorado Health Facilities, Authority Revenue Refunding Bonds (Catholic Health
                                 Initiatives), 5.50% due 9/01/2017                                                          2,669
                           550   Colorado Water Resource and Power Development Authority, Small Water Resource
                                 Revenue Bonds, Series A, 5.80% due 11/01/2020 (e)                                            593
                         7,560   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.35% due 9/01/2031                                                              8,061
                         1,100   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series B, 7% due 9/01/2031                                                                 1,179
                         3,685   Larimer County, Colorado, Poudre School District Number R-1, GO, 6% due
                                 12/15/2010 (e)(j)                                                                          4,034
                         7,700   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8% due 12/01/2025                                                       8,524
                         1,910   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8.125% due 12/01/2025                                                   1,922

Connecticut - 1.6%       1,000   Connecticut State Development Authority, Governmental Lease Revenue Bonds, 6.60%
                                 due 6/15/2014 (f)                                                                          1,002
                         1,250   Connecticut State Development Authority, Water Facility Revenue Bonds (Bridgeport
                                 Hydraulic Company), AMT, 6.15% due 4/01/2035 (c)                                           1,290
                           960   Connecticut State HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program),
                                 Series C-1, 6.30% due 11/15/2017                                                             985
                         1,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Bridgeport Hospital), Series A, 6.625% due 7/01/2018 (f)                                  1,003
                         1,500   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Waterbury Hospital Issue), Series C, 5.75% due 7/01/2020 (m)                              1,581
                         1,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Westover School), Series A, 5.70% due 7/01/2030 (m)                                       1,064
                         5,025   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds, DRIVERS, Series 215, 8.93% due 6/01/2030 (m)(n)                                     5,994
                         1,885   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2010 (j)(m)           2,093
                           115   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2030 (m)                126
                           640   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Sacred Heart University), 6.625% due 7/01/2026 (m)                                    654
                         5,710   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (University of Hartford), Series E, 5.50% due 7/01/2022 (m)                          6,213
                           680   Connecticut State Higher Education Supplemental Loan Authority, Revenue Bonds
                                 (Family Education Loan Program), AMT, Series A, 5.50% due 11/15/2020 (f)                     684
                           860   Waterbury, Connecticut, GO, 6% due 2/01/2009 (j)(m)                                          916

Delaware - 0.1%          1,685   New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN,
                                 7.375% due 10/01/2008 (g)                                                                  1,685

District of              5,000   District of Columbia, GO, Refunding, DRIVERS, Series 214, 7.923% due 6/01/2026 (f)(n)      5,360
Columbia - 0.4%

Florida - 11.3%          2,000   Anthem Park Community Development District, Florida, Capital Improvement Revenue
                                 Bonds, 5.80% due 5/01/2036                                                                 2,076
                         1,670   Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, 6% due 5/01/2035                                                                    1,756
                         4,440   Baywinds Community Development District, Florida, Special Assessment Bonds, Series
                                 B, 4.90% due 5/01/2012                                                                     4,477
                         1,825   Beacon Tradeport Community, Florida, Development District, Special Assessment
                                 Revenue Refunding Bonds (Commercial Project), Series A, 5.25% due 5/01/2016 (m)            1,964
                         2,500   CFM Community Development District, Florida, Capital Improvement Revenue Bonds,
                                 Series B, 5.875% due 5/01/2014                                                             2,595
                         2,725   Duval County, Florida, School Board, COP, 5.75% due 7/01/2017 (h)                          2,873
                         1,000   East Homestead Community Development District, Florida, Special Assessment
                                 Revenue Bonds, 5.375% due 5/01/2036                                                        1,011
                         1,500   East Homestead Community Development District, Florida, Special Assessment
                                 Revenue Bonds, 5.45% due 5/01/2036                                                         1,526
                         1,500   East Homestead Community Development District, Florida, Special Assessment
                                 Revenue Bonds, Series B, 5% due 5/01/2011                                                  1,510
                         5,350   Fiddlers Creek, Florida, Community Development District Number 2, Special
                                 Assessment Revenue Bonds, Series A, 6.375% due 5/01/2035                                   5,681
                         1,250   Fiddlers Creek, Florida, Community Development District Number 2, Special
                                 Assessment Revenue Bonds, Series B, 5.75% due 5/01/2013                                    1,308
                        20,125   Gainesville, Florida, Utilities System Revenue Refunding Bonds, Series A, 5%
                                 due 10/01/2035 (h)                                                                        21,214
                         2,000   Greater Lakes/Sawgrass Bay Community Development District, Florida, Special
                                 Assessment Bonds, Series A, 5.50% due 5/01/2038                                            2,030
                         7,000   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
                                 Improvement Bonds, Series A, 5.25% due 6/01/2026                                           7,380
                           400   Heritage Isles Community Development District, Florida, Special Assessment
                                 Revenue Refunding Bonds, 5.90% due 11/01/2006                                                401
                         1,145   Highland Meadows Community Development District, Florida, Special Assessment
                                 Bonds, Series A, 5.50% due 5/01/2036                                                       1,164
                         5,000   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                 Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                                       5,504
                         7,000   Lee County, Florida, Airport Revenue Bonds, RIB, AMT, Series 580X, 7.96% due
                                 10/01/2029 (h)(n)                                                                          8,173
                         1,200   Lexington Oaks, Florida, Community Development District, Special Assessment
                                 Revenue Bonds, Series A, 6.70% due 5/01/2033                                               1,296
                         1,030   Mediterra, Florida, South Community Development District, Capital Improvement
                                 Revenue Bonds, 6.85% due 5/01/2031                                                         1,107
                         2,500   Middle Village Community Development District, Florida, Special Assessment Bonds,
                                 Series A, 6% due 5/01/2035                                                                 2,623
                         6,625   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                       7,238
                         1,900   Old Palm Community Development District, Florida, Special Assessment Bonds (Palm
                                 Beach Gardens), Series B, 5.375% due 5/01/2014                                             1,954
                         3,500   Orange County, Florida, HFA, M/F Housing Revenue Bonds (Loma Vista Project),
                                 Series G, 5.50% due 3/01/2032                                                              3,596
                         1,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), 5.70% due 7/01/2026                                         1,029
                         5,000   Panther Trace Community Development District II, Florida, Special Assessment
                                 Revenue Bonds, 5.125% due 11/01/2013                                                       5,056
                         5,000   Panther Trace Community Development District II, Florida, Special Assessment
                                 Revenue Bonds, Series A, 5.60% due 5/01/2035                                               5,121
                         1,000   Park Place Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 6.75% due 5/01/2032                                                                 1,066
                         2,405   Park Place Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 6.375% due 5/01/2034                                                                2,567
                        18,230   Peace River/Manasota Regional Water Supply Authority, Florida, Utility System
                                 Revenue Bonds, Series A, 5% due 10/01/2035 (h)                                            19,216
                        10,058   Port St. Lucie, Florida, Utility Revenue Bonds, RIB, Series 1420-X, 6.25% due
                                 9/01/2036 (f)(n)                                                                          11,520
                         2,000   Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds,
                                 Senior Lien, 6% due 10/01/2022 (f)                                                         2,202
                         2,875   Somerset Community Development District, Florida, Capital Improvement Revenue
                                 Bonds, 5% due 5/01/2015                                                                    2,907
                           645   Sterling Hill, Florida, Community Development District, Capital Improvement
                                 Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                                      647
                           380   Stoneybrook West, Florida, Community Development District, Special Assessment
                                 Revenue Bonds, Series B, 6.45% due 5/01/2010                                                 380
                        11,465   Tampa, Florida, Revenue Bonds (University of Tampa Project), 5% due 4/01/2028 (r)         12,150
                         1,275   Tern Bay Community Development District, Florida, Capital Improvement Revenue
                                 Refunding Bonds, Series B, 5% due 5/01/2015                                                1,288
                         2,185   Tuscany Reserve Community Development District, Florida, Capital Improvement
                                 Revenue Bonds, Series B, 5.25% due 5/01/2016                                               2,244
                         3,520   University of South Florida Financing Corporation, COP (Master Lease Program),
                                 Refunding, Series A, 5.375% due 7/01/2022 (c)                                              3,874
                            15   Verandah West, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, Series B, 5.25% due 5/01/2008                                                          15
                         2,060   Watergrass Community Development District, Florida, Special Assessment Revenue
                                 Bonds, Series B, 4.875% due 11/01/2010                                                     2,069
                         6,000   West Villages Improvement District, Florida, Special Assessment Revenue Refunding
                                 Bonds (Unit of Development Number 2), 5.80% due 5/01/2036                                  6,232

Georgia - 1.8%           5,000   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2024                                                                                 5,558
                         2,285   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.125% due 1/01/2025                                                                       2,249
                         4,555   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.25% due 1/01/2035                                                                        4,495
                         5,210   College Park, Georgia, Business and IDA Revenue Bonds (Civic Center Project),
                                 5.75% due 9/01/2010 (c)(j)                                                                 5,722
                         1,940   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                 Refunding, VRDN, 8% due 4/01/2010 (g)                                                      1,940
                         3,450   Fulton County, Georgia, Development Authority Revenue Bonds (Morehouse College
                                 Project), 5.875% due 12/01/2030 (c)                                                        3,756
                         2,250   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                 (Canterbury Court Project), Series A, 6% due 2/15/2022                                     2,288
                         1,500   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                 College and State University Foundation), 6% due 9/01/2033                                 1,644

Illinois - 8.4%          1,000   Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest
                                 City Project), 5.90% due 9/01/2007 (p)                                                     1,005
                        10,620   Chicago, Illinois, Board of Education, GO, DRIVERS, Series 199, 7.422% due
                                 12/01/2020 (c)(n)                                                                         11,567
                        26,800   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (k)                                                          30,002
                         6,915   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                               7,107
                           350   Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75% due 1/01/2015 (e)           378
                           230   Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due 1/01/2016 (e)         248
                           365   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A, 7.15% due
                                 9/01/2031 (i)(l)                                                                             376
                         2,000   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032        2,164
                         3,210   Cicero, Illinois, GO, Refunding (Corporate Purpose), 6% due 12/01/2028 (f)                 3,479
                         7,000   Decatur, Illinois, GO, Refunding, 6% due 3/01/2008 (e)(j)                                  7,237
                        10,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                 Management LLC Project), AMT, 6% due 11/01/2023                                           10,451
                         3,140   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                 Providers Facilities), Series A, 6.50% due 7/01/2022                                       3,428
                         1,750   Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                 Series A, 5.625% due 2/15/2037                                                             1,796
                         2,155   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2037                                                                 2,259
                         8,890   Illinois State, GO, 1st Series, 5.75% due 12/01/2015 (f)                                   9,595
                         3,745   Illinois State, GO, 1st Series, 5.75% due 12/01/2016 (f)                                   4,039
                         4,000   Illinois State, GO, 1st Series, 5.75% due 12/01/2017 (f)                                   4,303
                         3,000   Illinois State, Sales Tax Revenue Bonds, 6% due 6/15/2020                                  3,228
                         3,000   Illinois State, Sales Tax Revenue Refunding Bonds, Series Q, 6% due 6/15/2009              3,094
                         2,000   Lake County, Illinois, Forest Preservation District, GO (Land Acquisition and
                                 Development), 5.75% due 12/15/2016                                                         2,164
                        16,160   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Bonds (McCormick Place Expansion), Series A, 5.25% due 6/15/2042 (f)                      17,279
                           625   Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8% due
                                 12/01/2012 (g)                                                                               625
                         1,585   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                 Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                         1,564

Iowa - 0.4%              1,000   Iowa City, Iowa, Sewer Revenue Bonds, 5.75% due 7/01/2021 (f)                              1,002
                         4,000   Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                 Initiatives Project), 9.25% due 7/01/2011 (j)                                              4,984

Kansas - 0.3%            1,740   Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds, AMT, Series A-1, 6.95%
                                 due 6/01/2029 (d)                                                                          1,798
                         2,500   Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds,
                                 Series III, 6.25% due 11/15/2019                                                           2,743

Louisiana - 1.3%           430   Louisiana HFA, S/F Mortgage Revenue Bonds, AMT, Series D-2, 5.80% due 6/01/2020 (i)          434
                         9,500   Louisiana Local Government, Environmental Facilities, Community Development
                                 Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                 6.30% due 7/01/2030 (c)                                                                   11,047
                         5,000   Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans
                                 Research and Technology Foundation, Inc. - Student Housing Project), 5.25% due
                                 3/01/2037 (f)                                                                              5,384
                           820   Louisiana State, HFA, S/F Revenue Refunding Bonds (Home Ownership Program),
                                 Series B-2, AMT, 6.20% due 12/01/2029 (b)(i)                                                 838
                         2,000   Rapides Finance Authority, Louisiana, Environmental Improvement Revenue Bonds
                                 (International Paper Company Project), AMT, Series A, 6.55% due 11/15/2023                 2,135

Maine - 0.6%             8,635   Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                 Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                 8,708

Maryland - 0.2%            500   Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills
                                 Project), 7.10% due 7/01/2009 (j)                                                            554
                         1,000   Maryland State Community Development Administration, Department of Housing and
                                 Community Development, Housing Revenue Bonds, AMT, Series B, 6.15% due 1/01/2021           1,043
                         1,000   Maryland State Community Development Administration, Department of Housing and
                                 Community Development Revenue Bonds (Waters Landing II Apartments), AMT, Series A,
                                 5.875% due 8/01/2033                                                                       1,051
                         1,000   Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                                 Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                1,023

Massachusetts - 0.5%       320   Massachusetts Educational Financing Authority, Education Loan Revenue Refunding Bonds,
                                 AMT, Issue E, 5.85% due 7/01/2014 (c)                                                        323
                         4,450   Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Medical Center of Central Massachusetts), CARS, Series B, 10.27% due 6/23/2022 (c)(n)     4,803
                         1,000   Massachusetts State Industrial Finance Agency, Higher Education Revenue Refunding
                                 Bonds (Hampshire College Project), 5.625% due 10/01/2007 (j)                               1,039
                           130   Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue Bonds,
                                 Series A, 6.375% due 2/01/2015                                                               130
                         1,600   Montachusett, Massachusetts, Regional Vocational Technical School District, GO,
                                 5.95% due 1/15/2020 (f)                                                                    1,727

Michigan - 1.7%          7,500   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (j)        8,490
                           500   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project), Series A,
                                 5.75% due 6/01/2016                                                                          535
                           585   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2010 (c)(j)        639
                           414   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2024 (c)           451
                         3,000   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), 6% due 7/01/2020                                                          3,151
                         6,750   Hartland, Michigan, Consolidated School District, GO, Refunding, RIB, Series 1204,
                                 6.25% due 5/01/2029 (n)                                                                    7,278
                         3,325   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                 Clemens General Hospital), Series B, 5.875% due 11/15/2034                                 3,514
                         1,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                 Clemens), Series A, 6% due 5/15/2014 (f)                                                   1,593

Minnesota - 0.9%           765   Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural
                                 Utilities), AMT, Series A, 6.95% due 12/01/2008                                              788
                         1,000   Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                 Series A, 6.15% due 8/20/2031 (d)                                                          1,089
                           470   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2012 (e)                                    504
                           470   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2014 (e)                                    502
                         2,060   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2015 (e)                                  2,204
                           575   Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                                 Bonds (Common Bond Fund), AMT, Series 2, 6.20% due 6/01/2017                                 581
                         1,500   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                 Series A, 5.70% due 11/15/2022                                                             1,621
                         2,665   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                 Series A, 5.75% due 11/15/2032                                                             2,867
                         1,110   Ramsey County, Minnesota, Housing and Redevelopment Authority, M/F Housing Revenue
                                 Bonds (Hanover Townhouses Project), AMT, 6% due 7/01/2031                                  1,148
                         1,000   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                 Obligation Group), Series A, 6.25% due 5/01/2020 (h)                                       1,092
                         1,500   Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical Center
                                 Project), Series A, 6.125% due 1/01/2029 (m)                                               1,603

Mississippi - 0.1%       1,700   Warren County, Mississippi, Environmental Improvement Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series B, 6.75% due 8/01/2021                  1,835

Missouri - 0.6%          1,000   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs Redevelopment Project), 5% due 4/01/2014                                            1,049
                         1,500   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                 Spencer Place), Series A, 6.50% due 1/01/2035                                              1,583
                         6,500   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                 (Homeownership Loan Program), AMT, Series E-1, 5.60% due 3/01/2037 (i)                     7,030

Montana - 0.4%           6,000   Montana State Higher Education, Student Assistance Corporation, Student Loan
                                 Revenue Refunding Bonds, AMT, Sub-Series B, 6.40% due 12/01/2032                           6,335

Nevada - 1.8%            3,500   Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax), AMT, Series C,
                                 5.375% due 7/01/2020 (c)                                                                   3,741
                         1,550   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                       1,606
                           165   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.10% due 10/01/2014 (f)              170
                           245   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.30% due 10/01/2019 (f)              253
                           320   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.75% due 10/01/2024 (f)              333
                           225   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 7% due 10/01/2029 (f)                 234
                         2,650   Henderson, Nevada, Local Improvement Districts, Special Assessment, Series Number
                                 T-14, 5.80% due 3/01/2023                                                                  2,746
                         1,750   Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                                 District Number 808, Summerlin, 5.875% due 6/01/2009                                       1,806
                         2,010   Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                                 District Number 808, Summerlin, 6.125% due 6/01/2012                                       2,076
                         2,245   Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                                 District Number 808, Summerlin, 6.25% due 6/01/2013                                        2,320
                         1,960   Reno, Nevada, Special Assessment District Number 4 (Somerset Parkway), 6.625%
                                 due 12/01/2022                                                                             2,023
                         3,110   Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds,
                                 Series A, 6% due 1/15/2015 (m)                                                             3,336
                         6,315   Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds,
                                 Series A, 6% due 1/15/2023 (m)                                                             6,762

New Hampshire - 0.2%     1,750   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Elliot Hospital), Series B, 5.60% due 10/01/2022                                          1,886
                           590   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Havenwood-Heritage Heights Retirement Community), Series A, 5% due 1/01/2016                589
                         1,035   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Havenwood-Heritage Heights Retirement Community), Series A, 5.35% due 1/01/2026           1,037

New Jersey - 4.0%          440   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                 Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009              447
                         3,300   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2031                                                  3,590
                        11,000   New Jersey EDA, Revenue Bonds, RIB, Series 1187, 6.41% due 3/01/2024 (n)                  12,802
                         3,680   New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
                                 6% due 6/15/2010 (c)(j)                                                                    3,991
                         3,130   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2026                                                                3,374
                         2,250   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                2,426
                         1,090   New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                                 Bonds, Series B, 6.25% due 11/01/2026 (h)                                                  1,144
                        10,000   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, DRIVERS,
                                 Series 155, 7.429% due 1/01/2018 (a)(f)(n)                                                11,226
                         7,025   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                 5.75% due 1/01/2010 (f)(j)                                                                 7,487
                         2,975   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                 5.75% due 1/01/2018 (f)                                                                    3,157
                         9,500   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                          10,902

New Mexico - 0.9%        8,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series B, 6.30% due 12/01/2016                                              8,188
                           110   New Mexico Mortgage Finance Authority, Revenue Refunding Bonds, Mortgage-Backed
                                 Securities, Series F, 7% due 1/01/2026 (i)                                                   113
                         4,260   New Mexico Mortgage Financing Authority, S/F Mortgage Program Revenue Bonds, AMT,
                                 Series D, 6.15% due 7/01/2035 (i)(l)                                                       4,586
                           250   Santa Fe County, New Mexico, Correctional System Revenue Bonds, 6% due 2/01/2027 (h)         299

New York - 5.7%         10,000   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                                 Series A, 5.625% due 7/01/2007 (f)(j)                                                     10,308
                         3,230   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series C-1, 6% due 7/01/2012                                   3,355
                         4,050   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                 Plc Project), AMT, 7.625% due 12/01/2032                                                   4,534
                         6,540   New York City, New York, GO, Refunding, Series A, 6% due 5/15/2010 (j)                     7,150
                         2,205   New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2010 (j)(k)               2,429
                            60   New York City, New York, GO, Refunding, Series A, 6% due 5/15/2021 (k)                        65
                           115   New York City, New York, GO, Refunding, Series C, 5.875% due 2/01/2016 (e)                   117
                           675   New York City, New York, GO, Refunding, Series H, 6% due 8/01/2007 (j)(k)                    696
                           325   New York City, New York, GO, Refunding, Series H, 6% due 8/01/2017 (k)                       335
                         6,640   New York City, New York, GO, Series B, 5.875% due 8/01/2010 (f)(j)                         7,260
                         1,300   New York City, New York, GO, Series B, 5.875% due 8/01/2015 (f)                            1,413
                         9,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (c)                                                            9,481
                         2,945   New York State Dormitory Authority, Revenue Refunding Bonds (Concord Nursing
                                 Home Inc.), 6.25% due 7/01/2016                                                            3,159
                         2,500   New York State Dormitory Authority, Revenue Refunding Bonds (Concord Nursing
                                 Home Inc.), 6.50% due 7/01/2029                                                            2,697
                         3,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.50% due 7/01/2016                                                              3,250
                         1,680   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.50% due 7/01/2025                                                              1,816
                         3,000   New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                 Educational Facilities), Series A, 7.50% due 5/15/2013                                     3,639
                         1,360   New York State Environmental Facilities Corporation, State Clean Water and Drinking
                                 Revenue Bonds (Revolving Funds), Series B, 5.875% due 1/15/2019                            1,454
                         2,285   Oneida County, New York, IDA Revenue Bonds (Civic Facility-Faxton Hospital), Series
                                 C, 6.625% due 1/01/2015 (m)                                                                2,493
                         3,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                 Thirty-Seventh Series, 5.50% due 7/15/2018 (h)                                             3,297
                            95   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series D-1, 6% due 7/01/2012                                      98
                         2,500   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A, 5% due
                                 11/15/2035                                                                                 2,642
                         5,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                 5.125% due 11/15/2026 (c)                                                                  5,330
                           705   Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series E-1, 6% due 7/01/2012                                     731
                         8,095   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                 Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                            8,660

North Carolina - 2.8%      920   Brunswick County, North Carolina, COP, 6% due 6/01/2010 (h)(j)                             1,005
                         1,500   Haywood County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Bonds (Champion International Corporation Project),
                                 AMT, 6.25% due 9/01/2025                                                                   1,517
                         1,500   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                 Series B, 5.875% due 1/01/2007 (f)(j)                                                      1,539
                         4,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                 Series D, 6.75% due 1/01/2026                                                              4,353
                         4,440   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                 Bonds, Series D, 6.70% due 1/01/2019 (o)                                                   4,840
                         4,485   North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 9-A, 5.80% due 1/01/2020     4,683
                         2,500   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Bonds (Presbyterian Homes Project), 6.875% due 10/01/2010 (j)                      2,791
                         3,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Bonds (Presbyterian Homes Project), 5.50% due 10/01/2031                           3,100
                         2,500   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Presbyterian Homes Project), Series B, 5.20% due 10/01/2021       2,556
                         1,625   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                 Revenue Bonds (Forest at Duke Project), 6.375% due 9/01/2032                               1,732
                         2,500   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                 Revenue Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2032                      2,694
                           500   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.375% due 1/01/2013                                                        539
                         1,080   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.375% due 1/01/2013 (o)                                                  1,169
                         5,000   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.50% due 1/01/2020                                                       5,425
                         2,500   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.50% due 1/01/2020 (o)                                                   2,712
                         1,000   Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding Bonds,
                                 Series A, 6% due 7/01/2009 (h)(j)                                                          1,073
                         1,000   Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding Bonds,
                                 Series A, 6.375% due 7/01/2009 (h)(j)                                                      1,083

Ohio - 0.3%                325   Ohio HFA, Mortgage Revenue Bonds, AMT, Series A-1, 6.15% due 3/01/2029 (d)                   335
                         1,470   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                                 Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.40% due
                                 2/15/2034                                                                                  1,603
                         3,005   Toledo-Lucas County, Ohio, Lodging Tax Revenue Refunding Bonds (Convention Center
                                 Project), 5.70% due 10/01/2015 (f)                                                         3,070

Oregon - 0.4%              250   Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific
                                 University), 6% due 5/01/2010 (j)(m)                                                         270
                           250   Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific
                                 University), 6.20% due 5/01/2010 (j)(m)                                                      272
                            60   Oregon State Housing and Community Services Department, Mortgage Revenue Refunding
                                 Bonds (S/F Mortgage Program), Series A, 6.40% due 7/01/2018                                   61
                            45   Oregon State Housing and Community Services Department, Mortgage Revenue Refunding
                                 Bonds (S/F Mortgage Program), Series A, AMT, 6.20% due 7/01/2027                              46
                           500   Portland, Oregon, M/F Housing Authority Revenue Bonds (Lovejoy Station Apartments
                                 Project), AMT, 5.90% due 7/01/2023 (f)                                                       520
                         1,000   Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds (Downtown
                                 Waterfront), Series A, 5.75% due 6/15/2018 (c)                                             1,080
                         3,190   Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds (South
                                 Park Blocks), Series A, 5.75% due 6/15/2018 (c)                                            3,445

Pennsylvania - 2.6%      3,640   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                 Bonds, 5.50% due 11/01/2016                                                                3,824
                         2,220   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, 5.75%
                                 due 12/01/2010 (f)(j)                                                                      2,420
                         1,760   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                 Inc.), Series A, 6.125% due 1/01/2025                                                      1,886
                         4,000   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                 (University of Pennsylvania Medical Center Health System), Series A, 6% due
                                 1/15/2031                                                                                  4,361
                         1,265   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                 due 12/01/2017                                                                             1,271
                        18,105   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds, ROLS, Series
                                 RR-II-432X, 6.737% due 10/15/2010 (e)(n)                                                  20,450
                         5,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                               5,408

Rhode Island - 0.6%      6,815   Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                 Series B, 6% due 7/01/2010 (e)(j)                                                          7,456
                         1,000   Rhode Island State Economic Development Corporation Revenue Bonds (Providence
                                 Place Mall), 6.125% due 7/01/2020 (m)                                                      1,116

South Carolina - 1.7%    2,450   Medical University Hospital Authority, South Carolina, Hospital Facilities
                                 Revenue Refunding Bonds, 6.50% due 8/15/2012 (j)                                           2,822
                         5,400   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, Series A, 6.375% due 8/15/2012 (j)                                        6,184
                         5,000   South Carolina Jobs EDA, Residential Care Facilities Revenue Bonds (South Carolina
                                 Episcopal - Still Hopes Residence Project), Series A, 6.375% due 5/15/2032                 5,272
                        10,608   South Carolina State Ports Authority, Ports Revenue Bonds, RIB, AMT, Series 1390X,
                                 6.57% due 7/01/2026 (h)(n)                                                                11,204

South Dakota - 0.4%      3,750   Pierre, South Dakota, School District Number 32-2, GO, 5.75% due 8/01/2010 (h)(j)          4,044
                         1,725   South Dakota Housing Development Authority, Homeownership Revenue Bonds, AMT,
                                 Series C, 5.375% due 5/01/2018                                                             1,771

Tennessee - 2.7%         4,485   Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                 Corporation), 5.75% due 10/01/2017 (c)                                                     4,812
                         3,740   Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                 Corporation), 5.75% due 10/01/2018 (c)                                                     4,013
                         1,000   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                 Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6.25%
                                 due 2/15/2032                                                                              1,042
                         4,950   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                 Newsprint), AMT, 7.40% due 12/01/2022                                                      5,025
                         2,920   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                    3,366
                         4,380   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                    5,049
                        15,000   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25% due
                                 9/01/2026                                                                                 16,850

Texas - 14.2%            4,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds
                                 (American Airlines Inc. Project), AMT, 7.50% due 12/01/2029                                4,058
                         5,300   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.60% due 1/01/2021                                                  5,601
                         2,300   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                        2,452
                        10,630   Austin, Texas, Revenue Bonds (Town Lake Community Events Center Venue), 6.20% due
                                 11/15/2009 (e)(j)                                                                         11,447
                           600   Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Army Retirement Residence Project), 6.125% due 7/01/2022                              647
                         1,750   Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Army Retirement Residence Project), 6.30% due 7/01/2032                             1,891
                         2,280   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series
                                 A, 7.70% due 4/01/2033                                                                     2,665
                         4,250   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                             4,532
                         3,700   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                 Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                 due 5/15/2033                                                                              4,150
                           525   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds (GNMA
                                 Mortgage Program), AMT, 8.20% due 6/28/2017 (b)(d)                                           544
                         3,620   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                         3,665
                        18,250   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 201, 7.903% due 11/01/2024 (e)(n)                                                  20,505
                         4,825   Dawson County, Texas, Hospital District, GO, 5.125% due 2/15/2031 (c)                      5,064
                        10,945   Eagle Mountain-Saginaw Independent School District, Texas, GO, 4.75% due 8/15/2033        11,127
                         1,260   Fort Bend County, Texas, Municipal Utility District Number 23, GO, 6.625% due
                                 9/01/2007 (j)(m)                                                                           1,296
                         1,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (m)                    1,114
                         3,500   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2025 (m)                    3,835
                         5,465   Gulf Coast, Texas, Waste Disposal Authority Revenue Refunding Bonds (International
                                 Paper Company), AMT, Series A, 6.10% due 8/01/2024                                         5,886
                         2,255   HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A, 5.75%
                                 due 11/01/2036                                                                             2,257
                         9,430   Houston, Texas, Airport System Revenue Refunding Bonds, RIB, Series 1382X, 6.37%
                                 due 7/01/2018 (e)(n)                                                                       9,933
                         6,000   Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
                                 Airlines), AMT, Series E, 7% due 7/01/2029                                                 6,440
                        10,000   Houston, Texas, Utility System Revenue Refunding Bonds, DRIVERS, Series 1076,
                                 6.19% due 5/15/2012 (f)(n)                                                                11,173
                         4,000   Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Sid Peterson Memorial Hospital Project), 5.25% due 8/15/2021                        4,208
                         8,080   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          8,611
                         7,350   Matagorda County, Texas, Port of Bay City Authority Revenue Bonds (Hoechst
                                 Celanese Corp. Project), AMT, 6.50% due 5/01/2026                                          7,520
                         4,825   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 5,003
                         1,000   Red River, Texas, Education Finance Revenue Bonds (Saint Mark's School-Texas
                                 Project), 6% due 8/15/2019                                                                 1,069
                         1,000   South Plains, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 7.30% due 9/01/2031 (i)                                                     1,015
                            85   Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series A, 8%
                                 due 11/01/2025 (d)(l)                                                                         85
                           155   Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series B, 8.50%
                                 due 11/01/2025 (d)(l)                                                                        155
                         2,200   Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
                                 Retirement Facilities Revenue Refunding Bonds (Northwest Senior Housing - Edgemere
                                 Project), Series A, 6% due 11/15/2026                                                      2,350
                         3,000   Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
                                 Retirement Facilities Revenue Refunding Bonds (Northwest Senior Housing - Edgemere
                                 Project), Series A, 6% due 11/15/2036                                                      3,157
                         2,100   Texas State Public Finance Authority, Building Revenue Bonds (General Services
                                 Commission Project), Series A, 6% due 2/01/2010 (h)(j)                                     2,258
                         1,000   Texas State Public Finance Authority, Building Revenue Bonds (State Preservation
                                 Project), Series B, 6% due 8/01/2009 (h)(j)                                                1,065
                        45,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.75% due 8/15/2038 (c)                                                   49,383
                         4,930   Upper Trinity Regional Water District, Texas, Water Revenue Bonds (Regional Treated
                                 Water Supply System), Series A, 6% due 8/01/2010 (e)(j)                                    5,354
                         1,500   Webster, Texas, GO, COP, Series A, 6% due 3/01/2010 (h)(j)                                 1,616
                           805   Webster, Texas, GO, COP, Series A, 6% due 3/01/2021 (h)                                      863

Utah - 0.1%                880   Utah State HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, Class III,
                                 5.50% due 1/01/2018                                                                          899

Virginia - 0.3%          2,425   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                 Company), Series B, 5.875% due 6/01/2017                                                   2,638
                           500   Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue
                                 Bonds (Retirement Community), Series A, 6% due 1/01/2025                                     521
                         1,100   Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue Bonds
                                 (Retirement Community), Series A, 6.125% due 1/01/2035                                     1,143

Washington - 1.5%        3,000   Port of Seattle, Washington, Special Facilities Revenue Bonds, Series A, 6% due
                                 3/01/2010 (f)(j)                                                                           3,261
                         3,010   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due
                                 11/01/2022 (f)                                                                             3,210
                         2,750   Seattle, Washington, Housing Authority Revenue Bonds (Newholly Project), AMT,
                                 6.25% due 12/01/2035                                                                       2,838
                         4,800   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                 6.125% due 12/01/2032                                                                      4,919
                         7,750   Tacoma, Washington, Electric System Revenue Refunding Bonds, Series A, 5.75% due
                                 1/01/2011 (h)(j)                                                                           8,481

Wisconsin - 0.7%         1,000   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
                                 AMT, Series C, 6% due 9/01/2036                                                            1,068
                         1,960   Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (f)                               1,983
                         3,250   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2023                                                    3,560
                         3,700   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                    4,021

Guam - 0.0%                115   Guam Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A, 5.75% due
                                 9/01/2031 (l)                                                                                132

Puerto Rico - 2.9%       8,045   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, 5.75% due 7/01/2022                                                         8,826
                        30,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                 Capital Appreciation Revenue Bonds, Series A, 4.64% due 7/01/2032 (e)(p)                   9,421
                           785   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (f)         840
                         5,500   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                 due 7/01/2032                                                                              5,876
                        15,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                 due 7/01/2029                                                                             15,790
                         2,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 8.23% due 11/15/2030 (n)     2,369

U.S. Virgin              8,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 0.6%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   9,016

                                 Total Municipal Bonds (Cost - $1,369,964) - 95.5%                                      1,440,047


                        Shares
                          Held   Short-Term Securities
                        47,323   Merrill Lynch Institutional Tax-Exempt Fund, 3.54% (q)(s)                                 47,323

                                 Total Short-Term Securities (Cost - $47,323) - 3.1%                                       47,323

                                 Total Investments (Cost - $1,417,287*) - 98.6%                                         1,487,370
                                 Other Assets Less Liabilities - 1.4%                                                      21,100
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 1,508,470
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $         1,417,287
                                                ===================
    Gross unrealized appreciation               $            70,740
    Gross unrealized depreciation                             (657)
                                                -------------------
    Net unrealized appreciation                 $            70,083
                                                ===================


(a) Escrowed to maturity.

(b) FHA Insured.

(c) AMBAC Insured.

(d) GNMA Collateralized.

(e) FGIC Insured.

(f) MBIA Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon based upon prevailing market rates.

(h) FSA Insured.

(i) FNMA/GNMA Collateralized.

(j) Prerefunded.

(k) XL Capital Insured.

(l) FHLMC Collateralized.

(m) Radian Insured.

(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(o) ACA Insured.

(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                              Net              Dividend
    Affiliate                               Activity            Income

    Merrill Lynch Institutional
      Tax-Exempt Fund                       (6,201)            $    343


(r) CIFG Insured.

(s) Represents the current yield as of September 30, 2006.



BlackRock High Yield Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                   (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 1.2%        $    500   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                 due 8/01/2036                                                                          $     509

Arizona - 4.5%             300   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                 Schools Project 1), Series A, 6.75% due 7/01/2029                                            301
                         1,000   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           1,021
                           500   Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds,
                                 5% due 1/01/2032                                                                             508

California - 5.1%          500   Lammersville, California, School District, Special Tax Bonds (Community Facilities
                                 District Number 2002 - Mountain House), 5.125% due 9/01/2035                                 506
                           500   Roseville, California, Special Tax Bonds (Fiddyment Ranch Community Facilities
                                 Number 1), 5.25% due 9/01/2036                                                               507
                           500   Temecula, California, Public Financing Authority, Community Facilities District
                                 Number 01-2, Special Tax Refunding Bonds, Sub-Series B, 5.10% due 9/01/2036                  505
                           565   Temecula Valley, California, Unified School District, Community Facilities District,
                                 Special Tax Bonds (Number 2005-1), 5% due 9/01/2036                                          568

Colorado - 1.2%            500   Sorrel Ranch Metropolitan District, Colorado, Limited Tax, GO, 5.75% due 12/01/2036          506

Connecticut - 2.6%       1,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (University of Hartford), Series G, 5.25% due 7/01/2036 (h)                                1,069

Florida - 8.7%             500   Greater Lakes/Sawgrass Bay Community Development District, Florida, Special
                                 Assessment Bonds, Series A, 5.50% due 5/01/2038                                              507
                           500   Highland Meadows Community Development District, Florida, Special Assessment
                                 Bonds, Series A, 5.50% due 5/01/2036                                                         508
                         1,000   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General Hospital
                                 Project), 5.25% due 10/01/2041                                                             1,056
                         1,000   Pine Ridge Plantation Community Development District, Florida, Capital Improvement
                                 and Special Assessment Bonds, Series B, 5% due 5/01/2011                                   1,002
                           500   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                 507

Georgia - 8.4%             500   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.25% due 1/01/2035                                                                          493
                         1,400   Gainesville and Hall County, Georgia, Development Authority, Senior Living
                                 Facility Revenue Refunding Bonds (Lanier Village Estates), VRDN, Series A, 3.23%
                                 due 11/15/2010 (d)                                                                         1,400




Portfolio Abbreviations

To simplify the listings of BlackRock High Yield Municipal Fund of BlackRock Municipal Bond Fund, Inc.'s portfolio holdings in the
Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
PILOT      Payment in Lieu of Taxes
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock High Yield Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of September 30, 2006 (concluded)                                                       (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Georgia               $  1,000   Richmond County, Georgia, Development Authority, Environmental Improvement
(concluded)                      Revenue Bonds (International Paper Co. Projects), AMT, Series A, 5% due 8/01/2030      $   1,003
                           555   Savannah, Georgia, EDA, First Mortgage Revenue Bonds (Marshes of Skidaway),
                                 Series B, 6% due 1/01/2034                                                                   549

Illinois - 1.3%            500   Illinois State Finance Authority Revenue Bonds (Three Crowns Park Plaza),
                                 Series A, 5.875% due 2/15/2038                                                               516

Iowa - 1.2%                500   Iowa Financing Authority, Health Facilities Revenue Refunding Bonds (Care
                                 Initiatives Project), Series A, 5% due 7/01/2019                                             506

Kansas - 1.1%              450   Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                                 (General Motors Corporation Project), 6% due 6/01/2025                                       453

Maryland - 6.4%            540   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                 due 9/01/2039                                                                                570
                         1,000   Maryland State Community Development Administration, Department of Housing and
                                 Community Development, Residential Revenue Refunding Bonds, AMT, Series L, 4.80%
                                 due 9/01/2021                                                                              1,019
                         1,000   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   1,011

Massachusetts - 2.6%       390   Massachusetts State Development Finance Agency Revenue Bonds (Curry College),
                                 Series A, 5.25% due 3/01/2026 (e)                                                            412
                           650   Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                         659

Missouri - 2.4%          1,000   Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
                                 (Latan 2 Project), Series A, 4.50% due 1/01/2036 (a)                                         990

Nevada - 2.5%            1,000   Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75%
                                 due 9/01/2036 (f)                                                                          1,004

New Hampshire - 1.8%       750   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Havenwood-Heritage Heights Retirement Community), Series A, 5.40% due 1/01/2030             751

New Jersey - 6.4%          490   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                    515
                           650   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6.625% due 7/01/2036                                                  673
                         1,420   New Jersey State Housing and Mortgage Finance Agency, S/F Revenue Refunding Bonds,
                                 AMT, Series M, 4.875% due 10/01/2026                                                       1,449

New York - 11.3%           500   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                 Series A, 6% due 11/15/2036                                                                  528
                         1,000   Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed
                                 Revenue Refunding Bonds, Series A-3, 5% due 6/01/2035                                      1,014
                           500   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                 Project), 5% due 1/01/2036 (a)                                                               530
                         1,000   New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                                 Project), Series A, 6.125% due 2/15/2019                                                   1,034
                         1,000   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (New York University Hospital Center), Series A, 5% due 7/01/2026                    1,021
                           500   Onondaga County, New York, IDA, PCR (Anheuser-Busch Companies, Inc. Project),
                                 Refunding, Series A, 4.875% due 7/01/2041                                                    507

Ohio - 2.3%                875   Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds (MedCentral
                                 Health System), 5.25% due 11/15/2036                                                         921

Rhode Island - 2.5%      1,000   Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity
                                 Revenue Bonds, AMT, Series 53-B, 5% due 10/01/2046                                         1,012

South Carolina - 2.5%    1,000   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital Appreciation
                                 Revenue Bonds, Senior-Series B, 7.97% due 1/01/2015 (j)                                      524
                           500   Myrtle Beach, South Carolina, Tax Increment Revenue Bonds (Myrtle Beach Air Force
                                 Base), Series A, 5.25% due 11/01/2026                                                        504

Tennessee - 3.2%           330   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-E-5, 1.07% due 6/01/2020 (a)(d)                   330
                           620   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                 Public Improvement IV, VRDN, Series B-12, 0.93% due 6/01/2020 (b)(d)                         620
                           360   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                 Public Improvement IV, VRDN, Series E-3, 5% due 6/01/2024 (a)(d)                             360

Texas - 12.9%            1,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds (American
                                 Airlines Inc. Project), AMT, 7.50% due 12/01/2029                                          1,016
                           500   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding Bonds
                                 (FedEx Corp. Project), AMT, 4.85% due 4/01/2021                                              505
                           500   Brazos River Authority, Texas, PCR (TXU Energy Company LLC Project), AMT, 5% due
                                 3/01/2041                                                                                    501
                           655   HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A, 5.75%
                                 due 11/01/2036                                                                               667
                         1,000   Harlandale, Texas, Independent School District, School Building, GO, 4.75% due
                                 8/15/2040                                                                                  1,011
                           500   Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
                                 Airlines), AMT, Series E, 7.375% due 7/01/2022                                               544
                         1,000   Texas State Public Financing Authority, Charter School Financing Corporation,
                                 Revenue Refunding Bonds (KIPP, Inc.), Series A, 5% due 2/15/2036 (e)                       1,015

Utah - 1.0%                400    Emery County, Utah, PCR, Refunding (PacifiCorp Projects), VRDN, 5% due
                                 11/01/2024 (a)(d)                                                                            400

Virginia - 5.0%            500   Fairfax County, Virginia, EDA, Retirement Revenue Refunding Bonds (Greenspring
                                 Village Inc.), Series A, 4.875% due 10/01/2036                                               505
                           500   Farms of New Kent, Virginia, Community Development Authority, Special Assessment
                                 Bonds, Series C, 5.80% due 3/01/2036                                                         501
                         1,000   Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1,
                                 5.35% due 7/01/2031 (g)                                                                    1,037

Puerto Rico - 1.3%         500   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030              535

                                 Total Municipal Bonds (Cost - $40,311) - 99.4%                                            40,695


                        Shares
                          Held   Short-Term Securities
                         3,500   Merrill Lynch Institutional Tax-Exempt Fund, 3.54% (c)(i)                                  3,500

                                 Total Short-Term Securities (Cost - $3,500) - 8.6%                                         3,500

                                 Total Investments (Cost - $43,811*) - 108.0%                                              44,195
                                 Liabilities in Excess of Other Assets - (8.0%)                                           (3,278)
                                                                                                                        ---------
                                 Net Assets - 100.0%                                                                    $  40,917
                                                                                                                        =========


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                $          43,811
                                                  =================
    Gross unrealized appreciation                 $             392
    Gross unrealized depreciation                               (8)
                                                  -----------------
    Net unrealized appreciation                   $             384
                                                  =================


(a) AMBAC Insured.

(b) FSA Insured.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                              Net              Dividend
    Affiliate                               Activity            Income

    Merrill Lynch Institutional
      Tax-Exempt Fund                        3,500              $   16


(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) ACA Insured.

(f) FGIC Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Represents the current yield as of September 30, 2006.

(j) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Municipal Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Municipal Bond Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Municipal Bond Fund, Inc.


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Municipal Bond Fund, Inc.


Date:  November 17, 2006